Debt (Long-term debt) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Current portion of long-term external debt, Principal outstanding	$ 175.1	$ 175.1
Current portion of long-term external debt, Debt Issuance Costs	(12.2)	(12.2)
Current portion of long-term external debt, Total Debt	162.9	162.9
Long-term external debt, Principal outstanding	2,909.6	3,206.0
Long-term external debt, Debt Issuance Costs	(13.4)	(25.8)
Long-term external debt, Total Debt	2,896.2	3,180.2
Total external debt, Principal outstanding		3,381.1
Total external debt, Total Debt		3,343.1
Current portion of long-term related party debt	0.0	24.7
Total interest bearing debt, Principal outstanding	3,084.7	3,405.8
Total interest bearing debt, Debt Issuance Costs	(25.6)	(38.0)
Total interest bearing debt, Total Debt	$ 3,059.1	$ 3,367.8